PENSION AND OTHER POSTRETIREMENT BENEFITS - Benefit Payments (Details) - Pension ongoing income—non-service $ in Millions	Dec. 31, 2025 USD ($)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2026	$ 1,261
2027	1,191
2028	1,135
2029	1,085
2030	1,043
2031-2035	4,543
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2026	254
2027	262
2028	267
2029	268
2030	269
2031-2035	$ 1,373